THE RAM FUNDS

October 1, 2008
                                                        FILED VIA EDGAR
                                                        ---------------

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:   The RAM Funds (the "Trust")
            File Nos. 811-22162 and 333-148517

Ladies and Gentlemen:

      On behalf of The RAM Funds (the "Trust"), attached for filing is Post-Effective Amendment No. 1 (the "Amendment") to the Trust's registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.

      The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purpose of establishing two new series of the Registrant, the RAM Small/Mid Cap Value Fund and the RAM Small Cap Value Fund.

      Please contact Tina Bloom at 513-587-3418 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Assistant Secretary